Loans and borrowings (Details 1)		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Packing Credit Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency		USD	[1]	USD
Borrowings, interest rate basis		1 Month LIBOR + (30) to 30 bps		1 Month LIBOR + (30) to 1 bps
Packing Credit Borrowings RUB [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency		RUB	[1]	RUB
Borrowings, interest rate basis		6.75		9.95
Other Foreign Currency Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency		USD	[1]	USD
Borrowings, interest rate basis		1 Month/3 Months LIBOR + 65 to 85 bps		1 Month LIBOR + 40 to 60 bps
Packing credit borrowings USD One [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency				USD
Borrowings, interest rate basis				0.01
Packing credit borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency				INR
Borrowings, interest rate basis				T-Bill + 30bps
Packing credit borrowings INR One [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency		INR	[1]	INR
Borrowings, interest rate basis		6.00		6.92% to 6.95%
Other foreign currency borrowings RUB [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency		RUB	[1]	RUB
Borrowings, interest rate basis		8.20		10.48
Other Foreign Currency Borrowings UAH [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	UAH
Borrowings, interest rate basis		18.00

[1]	“INR” means Indian rupees, “RUB” means Russian roubles, and “UAH” means Ukrainian hryvnia.